Accrued Expenses and Other Current Liabilities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Professional fees	$ 1,653	$ 347	$ 406
Compensation and related benefits	1,371	2,740	4,405
Research and development	543	642	1,896
Divestiture fee due to Catalent		924
Accrued expenses and other current liabilities	$ 3,567	$ 4,653	$ 6,707